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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                         Pioneer Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Real Estate Shares

 Schedule of Investments 3/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.1%

 Consumer Services - 0.8%

 Hotels, Resorts & Cruise Lines - 0.8%

 56,200

 Hilton Worldwide Holdings, Inc.

 $

 1,249,888

 Total Consumer Services

 $

 1,249,888

 Real Estate - 95.3%

 Diversified REIT - 7.8%

 53,900

 American Assets Trust, Inc.

 $

 1,818,586

 35,000

 Armada Hoffler Properties, Inc.

 351,400

 100,100

 Empire State Realty Trust, Inc. *

 1,512,511

 44,640

 First Potomac Realty Trust

 576,749

 76,200

 Liberty Property Trust

 2,816,352

 93,300

 Retail Opportunity Investments Corp.

 1,393,902

 32,900

 Vornado Realty Trust

 3,242,624

 $

 11,712,124

 Industrial REIT - 5.4%

 190,400

 Prologis, Inc.

 $

 7,774,032

 15,600

 Rexford Industrial Realty, Inc. *

 221,208

 $

 7,995,240

 Office REIT - 14.8%

 36,800

 Alexandria Real Estate Equities, Inc.

 $

 2,670,208

 117,100

 BioMed Realty Trust, Inc.

 2,399,379

 64,000

 Boston Properties, Inc.

 7,329,920

 60,100

 Douglas Emmett, Inc.

 1,631,114

 92,100

 DuPont Fabros Technology, Inc.

 2,216,847

 84,500

 Kilroy Realty Corp.

 4,950,010

 47,400

 Piedmont Office Realty Trust, Inc.

 812,910

 $

 22,010,388

 Residential REIT - 16.6%

 48,200

 American Campus Communities, Inc.

 $

 1,800,270

 47,200

 American Homes 4 Rent *

 788,712

 49,500

 AvalonBay Communities, Inc.

 6,500,340

 28,500

 BRE Properties, Inc.

 1,789,230

 43,400

 Camden Property Trust

 2,922,556

 53,200

 Equity Lifestyle Properties, Inc.

 2,162,580

 152,300

 Equity Residential Property Trust, Inc.

 8,831,877

 $

 24,795,565

 Retail REIT - 23.2%

 56,900

 Acadia Realty Trust

 $

 1,501,022

 161,700

 DDR Corp.

 2,664,816

 35,100

 Federal Realty Investment Trust

 4,026,672

 44,700

 National Retail Properties, Inc.

 1,534,104

 71,600

 Ramco-Gershenson Properties Trust

 1,167,080

 49,700

 Regency Centers Corp.

 2,537,682

 79,800

 Simon Property Group, Inc.

 13,087,200

 48,700

 Taubman Centers, Inc.

 3,447,473

 73,300

 The Macerich Co.

 4,568,789

 $

 34,534,838

 Specialized REIT - 25.5%

 67,900

 CubeSmart

 $

 1,165,164

 62,000

 EPR Properties

 3,310,180

 65,800

 Extra Space Storage, Inc.

 3,191,958

 139,600

 HCP, Inc.

 5,415,084

 75,200

 Health Care Real Estate Investment Trust, Inc.

 4,481,920

 295,800

 Host Hotels & Resorts, Inc.

 5,986,992

 43,000

 Public Storage, Inc.

 7,245,070

 78,100

 RLJ Lodging Trust

 2,088,394

 85,600

 Ventas, Inc.

 5,184,792

 $

 38,069,554

 Diversified Real Estate Activities - 0.5%

 17,000

 Alexander & Baldwin, Inc. *

 $

 723,520

 Real Estate Operating Companies - 1.5%

 117,300

 Forest City Enterprises, Inc. *

 $

 2,240,430

 Total Real Estate

 $

 142,081,659

 TOTAL COMMON STOCKS

 (Cost $74,391,351)

 $

 143,331,547

 TOTAL INVESTMENT IN SECURITIES - 96.1%

 (Cost $74,391,351) (a)

 $

 143,331,547

 OTHER ASSETS & LIABILITIES - 3.9%

 $

 5,800,203

 TOTAL NET ASSETS - 100.0%

 $

 149,131,750

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At  March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $77,717,059 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

      65,830,574

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (216,086)

 Net unrealized appreciation

 $

      65,614,488

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
143,331,547

$
-

$
-

$
143,331,547

 Total

$
143,331,547

$
-

$
-

$
143,331,547

 During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Real Estate Shares By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date May 30, 2014 * Print the name and title of each signing officer under his or her signature.